Note 6 - Long-term investment (Details)			12 Months Ended
	Mar. 29, 2021 USD ($)	Mar. 29, 2021 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Mar. 29, 2021 CNY (¥)
Disposal a subsidy			$ 51,604
Long-term investment			2,273,486	$ 205,499
Xian Tongri Intelligent Industrial Technology Co., Ltd
Long-term investment			2,058,989
Additional Paid-in Capital
Disposal a subsidy			31,322
Noncontrolling Interest
Disposal a subsidy			20,282
Haitianhuineng
Equity Method Investments	$ 0.2
Equity Method Investment, Ownership Percentage	456.00%				456.00%
Payments to Acquire Equity Method Investments	$ 0.2
Haitianhuineng | RMB
Equity Method Investments | ¥					¥ 1.5
Payments to Acquire Equity Method Investments | ¥		¥ 1.5
Qingdao Tungray Intelligent Technology Co., Ltd
Equity Method Investments			$ 200,000	$ 200,000
Equity Method Investment, Ownership Percentage			10000.00%